Composition of Certain Financial Statement Captions (Tables)	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Composition of Certain Financial Statement Captions

	For the years ended December 31,
(In thousands)	2017	2016
Accounts receivable, net
Accounts receivable	$166,962	$221,955
Less: allowance for doubtful accounts	(1,446)	(1,671)
	$165,516	$220,284
Inventories, net
Consumable supplies	$21,546	$23,448
Finished products	21,012	16,143
Work in-process	5,873	3,896
Raw materials	7,467	4,686
Less: inventory reserve	(6,565)	(945)
	$49,333	$47,228
Other current assets and prepaid expenses
Other receivables	$3,398	$13,021
Taxes recoverable	18,138	16,187
Prepaid supplies	8,207	6,952
Prepaid insurance	3,532	3,688
Other	9,238	7,508
	$42,513	$47,356
Property, plant and equipment, net:
Machinery, medical and other equipment	$112,961	$100,100
Leasehold improvements	34,121	30,122
Furniture and fixtures	11,540	11,247
Automobiles and aircraft	11,137	13,342
Software	12,469	10,990
Building	8,227	5,696
Land	2,552	2,264
Construction in process	39,397	5,848
Less: accumulated depreciation	(85,847)	(56,778)
	$146,557	$122,831
Intangible assets, net:
Customer relationships	$448,345	$443,560
Technologies	340,921	340,397
Trade names	50,553	50,442
Covenants not to compete	16,372	16,348
Licenses	10,305	23,506
Product registrations	10,475	7,641
Other	5,799	5,289
Less: accumulated amortization	(198,935)	(123,207)
	$683,835	$763,976
Accrued expenses:
Contract liabilities	$56,883	$50,158
Employee benefits	50,377	43,792
Taxes payable	4,609	4,430
Contingent consideration	11,750	259

	For the years ended December 31,
(In thousands)	2017	2016
Clinical trials	12,191	5,935
Capital leases short-term	3,399	3,025
Milestone payment	4,868	4,865
Professional fees	2,355	4,035
Other	79,364	58,180
	$225,796	$174,679

Other long-term liabilities:
Contract liabilities	$95,450	$157,667
Line of credit	104,152	38,809
Contingent consideration	29,603	44,817
Capital leases long-term	7,786	7,216
Mortgages and other debts payable	1,567	717
Other	17,857	21,908
	$256,415	$271,134

Summary of Fair Values Assigned to Major Intangible Asset Classes
The following table summarizes the fair values assigned to our major intangible asset classes upon each acquisition:

(In thousands)	Technologies	In-process research and development	Customer relationships	Product registrations	Covenants not to compete	Trade names	Other	Total identified intangible assets	Goodwill
BioReference	$100,600	$—	$389,800	$—	$7,750	$47,100	$—	$545,250	$401,821
CURNA	—	10,000	—	—	—	—	290	10,290	4,827
EirGen	—	560	34,155	—	—	—	3,919	38,634	83,373
FineTech	2,700	—	14,200	—	1,500	400	—	18,800	11,623
OPKO Biologics	—	590,200	—	—	—	—	—	590,200	139,784
OPKO Chile	—	—	3,945	5,829	—	1,032	—	10,806	5,441
OPKO Diagnostics	44,400	—	—	—	—	—	—	44,400	17,977
OPKO Health Europe	3,017	1,459	436	2,930	187	349	—	8,378	8,062
OPKO Lab	1,370	—	3,860	—	6,900	1,830	70	14,030	29,629
OPKO Renal	—	191,530	—	—	—	—	210	191,740	2,411
Transition Therapeutics	—	41,000	—	—	—	—	—	41,000	3,453
Weighted average amortization period	8-12 years	Indefinite	6-20 years	9 years	5 years	4-5 years	3-10 years		Indefinite

Summary of Valuation Allowance
The following table reflects the changes in the allowance for doubtful accounts, provision for inventory reserve and tax valuation allowance accounts:

(In thousands)	Beginning balance	Charged to expense	Written-off	Charged to other	Ending balance
2017
Allowance for doubtful accounts	$(1,671)	(891)	1,063	53	$(1,446)
Inventory reserve	$(945)	(5,390)	(230)	—	$(6,565)
Tax valuation allowance	$(55,415)	(82,358)	—	(4,289)	$(142,062)
2016
Allowance for doubtful accounts	$(1,946)	(932)	1,110	97	$(1,671)
Inventory reserve	$(1,051)	(20)	296	(170)	$(945)
Tax valuation allowance	$(42,147)	7,726	—	(20,994)	$(55,415)

Schedule of Goodwill
The following table summarizes the changes in Goodwill during the years ended December 31, 2017 and 2016.

	2017				2016
(In thousands)	Balance at January 1	Purchase Accounting Adj	Foreign exchange and other	Balance at December 31st	Balance at January 1	Purchase accounting adjustments	Foreign exchange	Balance at December 31
Pharmaceuticals
CURNA	$4,827		$—	$4,827	$4,827	$—	$—	$4,827
EirGen	78,358		10,868	89,226	81,139	—	(2,781)	78,358
FineTech	11,698		—	11,698	11,698	—	—	11,698
OPKO Biologics	139,784		—	139,784	139,784	—	—	139,784
OPKO Chile	4,785		418	5,203	4,517	—	268	4,785
OPKO Health Europe	6,936		962	7,898	7,191	—	(255)	6,936
OPKO Renal	2,069		—	2,069	2,069	—	—	2,069
Transition Therapeutics	3,360		248	3,608	—	3,453	(93)	3,360

Diagnostics
BioReference	401,821		—	401,821	441,158	(39,337)	—	401,821
OPKO Diagnostics	17,977		—	17,977	17,977	—	—	17,977
OPKO Lab	32,988		—	32,988	32,988	—	—	32,988
	$704,603	$—	$12,496	$717,099	$743,348	$(35,884)	$(2,861)	$704,603